Investment in Securities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Marketable Securities [Line Items]
Gains on disposal of investment in securities		$ 125
Realized gain on investment	$ 76
Gain loss on disposal of investment in securities that have been fully impaired		79
Gain on deemed disposal arising from partial conversion of promissory note into preferred shares		$ 46